CONSTRUCTION IN PROGRESS - NET CHANGES IN CAPITALIZED COST OF EXPLORATORY WELLS IN THE E AND P SEGMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	¥ 7,296	¥ 9,737
Dry hole costs written off	5,831	6,921	¥ 6,876
Balance at end of year	8,961	7,296	9,737
Exploration and production
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	7,296	9,737	12,192
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	8,528	7,172	5,567
Transferred to oil and gas properties based on the determination of proved reserves	(2,822)	(2,387)	(1,839)
Dry hole costs written off	(4,041)	(7,226)	(6,183)
Balance at end of year	¥ 8,961	¥ 7,296	¥ 9,737